Inventories and Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Inventories and Equipment on Operating Leases, Net [Abstract]
Schedule of Inventory, Current	The following is a summary of Inventories by major category:

	December 31,
	2011	2010
Finished goods	$866	$858
Work-in-process	58	46
Raw materials	97	87
Total Inventories	$1,021	$991

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2011	2010
Equipment on operating leases	$1,556	$1,561
Accumulated depreciation	(1,023)	(1,031)
Equipment on Operating Leases, net	$533	$530

Schedule of Future Rental Revenues on Operating Leases	Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2012	2013	2014	2015	2016	Thereafter
$392	$295	$199	$113	$59	$23